Debt - Operating Partnership Senior Notes (Detail) - Operating Partnership Senior Notes - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 31, 2019	Sep. 30, 2017	Aug. 31, 2016	Apr. 30, 2016
$1,050 million 5.625% senior notes, due 2024
Debt Instrument [Line Items]
Aggregate principal amount					$ 1,050
Interest rate					5.625%
Debt instrument redemption price percentage	100.00%
$500 million 4.50% senior notes, due 2026
Debt Instrument [Line Items]
Aggregate principal amount				$ 500
Interest rate				4.50%
Debt instrument redemption price percentage	100.00%
$350 million 4.50% senior notes, due 2028
Debt Instrument [Line Items]
Aggregate principal amount			$ 350
Interest rate		5.75%	4.50%
Debt instrument redemption price percentage	100.00%
$750 million 5.75% senior notes due 2027
Debt Instrument [Line Items]
Aggregate principal amount		$ 750
Interest rate		5.75%